NOTE PAYABLE (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total	$ 1,192,780	$ 364,306	$ 250,000
Senior Secured Promissory Note [Member]
Total		100,000
Unsecured Promissory Demand Note [Member]
Total	5,000	5,000
Promissory Demand Note [Member]
Total	150,000	150,000
Unsecured Promissory Demand Note One [Member]
Total	109,306	109,306
Unsecured Promissory Demand Note Two [Member]
Total	3,474
Unsecured Promissory Demand Note Three [Member]
Total	100,000
Senior Secured Promissory Note One [Member]
Total	$ 825,000